CAPITALIZATION - Schedule of Maturities of Long-term Debt (Details) $ in Millions	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
2026	$ 0
2027	0
2028	0
2029	350
2030	0
First Energy [Member]
Debt Instrument [Line Items]
2026	720
2027	2,003
2028	2,453
2029	3,064
2030	$ 2,456